RELIASTAR LIFE INSURANCE COMPANY and its Separate Account N

ING Advantage CenturySM (Prospectus No. PRO.100207-07) ING Advantage Century PlusSM (Prospectus No. PRO.100208-07) ING AdvantageSM (Prospectus No. PRO.100209-07)

Supplement dated February 15, 2008 to the Contract Prospectus dated April 30, 2007, as amended and the Statement of Additional Information dated October 1, 2007, as amended

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus and Statement of Additional Information (SAI). Please read it carefully and keep it with your current variable annuity Contract Prospectus for future reference.

1.	Effective January 31, 2008, ING FMRSM Large Cap Growth Portfolio changed its name to ING Van
Kampen Large Cap Growth Portfolio. Accordingly, effective January 31, 2008, all references to ING
FMRSM Large Cap Growth Portfolio in the Contract Prospectus and SAI are deleted and replaced with ING
Van Kampen Large Cap Growth Portfolio.

2.	The information for ING FMRSM Large Cap Growth Portfolio appearing in the Contract Prospectus under Appendix II – Fund Descriptions is deleted and replaced with the following:

Investment Adviser/
Fund Name	Subadviser	Investment Objective(s)

ING Investors Trust – ING	Directed Services LLC	Seeks growth of capital over the long
Van Kampen Large Cap		term. The Portfolio’s investment
Growth Portfolio (formerly	Subadviser: Morgan Stanley	objective is not fundamental and may
ING FMRSM Large Cap	Investment Management, Inc.	be changed without a shareholder vote.
Growth Portfolio)	(d/b/a Van Kampen)

3.	On December 5, 2007, the Boards of Directors of ING Partners, Inc. and ING Investors Trust approved a proposal to reorganize certain Portfolios into the following respective “Surviving Portfolios.” Subject to approval by each Portfolio’s shareholders, after the close of business on April 25, 2008, the following
Disappearing Portfolios will reorganize into and become part of the following Surviving Portfolios:

Disappearing Portfolio	Surviving Portfolio

ING JPMorgan International Portfolio	ING Templeton Foreign Equity Portfolio

ING Legg Mason Partners Large Cap Growth	ING Marsico Growth Portfolio
Portfolio

ING Van Kampen Large Cap Growth Portfolio	ING Van Kampen Capital Growth Portfolio

Accordingly, effective after the close of business on April 25, 2008, investments in the Disappearing Portfolios will automatically become investments in the Surviving Portfolios, as follows:

·	I Class of the ING Templeton Foreign Equity Portfolio will automatically be added to your contract, and all existing account balances invested in the ING JPMorgan International Portfolio (I Class)
will automatically become investments in the ING Templeton Foreign Equity Portfolio (I Class).

·	Class I of the ING Marsico Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Legg Mason Partners Large Cap Portfolio (I Class)

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and all existing account balances invested in the ING Marsico Growth Portfolio (Class S) will automatically become investments in the ING Marsico Growth Portfolio (Class I).

·	Class I of the ING Van Kampen Capital Growth Portfolio will automatically be added to your contract, and all existing account balances invested in the ING Van Kampen Large Cap Growth
Portfolio (Class I) will automatically become investments in the ING Van Kampen Capital Growth
Portfolio (Class I).

As a result of the reorganizations, effective April 28, 2008, all references to the Disappearing Portfolios in the Contract Prospectus and SAI are hereby deleted, and all references to ING Marsico Growth Portfolio
(Class S) are changed to ING Marsico Growth Portfolio (Class I).

Unless you provide us with alternative allocation instructions, all future allocations directed to the
Disappearing Portfolios after the date of the reorganizations will be automatically allocated to the Surviving
Portfolios, and all future allocations directed to the ING Marsico Growth Portfolio (Class S) will be automatically allocated to the ING Marsico Growth Portfolio (Class I). You may give us alternative allocation instructions at any time by contacting our Administrative Service Center through:

ING Service Center P.O. Box 5050 Minot, North Dakota 58702-5050 1-877-884-5050

See also the Transfers Among Investment Options section of your Contract Prospectus for further information about making fund allocation changes.

4.	The minimum and maximum Total Annual Fund Operating Expenses shown in the Contract Prospectus will not change as a result of the reorganizations. Therefore, there is no change to the hypothetical examples shown in the Contract Prospectus.

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